Note 8 - Income Taxes - Schedule of Deferred Tax Assets and Liabilities 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty agreement liabilities	$ 1,587	$ 9,080
Net operating loss carryforwards	9,179	7,850
Capitalized R&D	4,548	3,152
Accrued expenses, tax assets	406	364
Orphan drug credit	199	199
Startup costs	95	104
Total deferred tax assets	16,014	20,749
Less: valuation allowance:	(16,014)	(20,749)
Net deferred tax asset	0	0
Decrease (increase) in valuation allowance	$ 4,735	$ (4,637)